Short-Term Loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loans
12.	Short-term loans
Short-term loans consist of the following:

	Interest Rate range	Maturity Date	Balance at December 31, 2020
			RMB in thousands
Unsecured bank loans	3.70%	within 12 months	100,000

	Interest Rate range	Maturity Date	Balance at December 31, 2021
			RMB in thousands
Unsecured bank loans	3.60%~3.70%	within 12 months	943,658
Unsecured borrowing	3.95%	within 12 months	288,448

Total			1,232,106